SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE - Revenue by Product Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Revenue	$ 898,126	$ 808,801	$ 781,907
Tape
Disclosure of products and services [line items]
Revenue	606,302	538,525	529,524
Film
Disclosure of products and services [line items]
Revenue	166,972	154,145	128,361
Woven coated fabrics
Disclosure of products and services [line items]
Revenue	115,538	106,720	117,881
Other
Disclosure of products and services [line items]
Revenue	$ 9,314	$ 9,411	$ 6,141